INCOME TAXES	12 Months Ended
Feb. 29, 2012
INCOME TAXES
INCOME TAXES

13.                               INCOME TAXES

Cayman Islands

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

Xueersi Hong Kong was established in Hong Kong and is subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. It is subject to Hong Kong profit tax at 16.5%. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2010, February 28, 2011 and February 29, 2012.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions.

Certain qualified high and new technology enterprises that meet the definition of “high and new technology enterprise strongly supported by the state” (“HNTE”) could benefit from a preferential tax rate of 15%.  Xueersi Education qualified as a HNTE under the New EIT Law effective from January 1, 2008 and was eligible for the re-examination of HNTE from January 1, 2011, therefore it would be entitled to a preferential tax rate of 15% until the calendar year of 2013.  In addition, since the entity is located in a high technology zone in Beijing and qualified as a high-tech company, it was entitled to a three-year exemption from EIT from calendar year 2006 to 2008 and a further reduction to 7.5% from calendar year 2009 to 2011.

TAL Beijing was qualified as “Newly Established Software Enterprise” and therefore it was entitled to a two-year exemption from EIT from calendar year 2009 to 2010 and a further reduction to 12.5% from calendar year 2011 to 2013.

Yidu Huida was qualified as “Newly Established Software Enterprise” and therefore it was entitled to a two-year exemption from EIT from calendar year 2011 to 2012 and a further reduction to 12.5% from calendar year 2013 to 2015.

Provision (credit) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Current
- PRC income tax expenses	$1,908,672	$3,232,563	$4,452,076
Deferred
- PRC income tax expenses	(544,037)	(604,473)	(295,626)

Total	$1,364,635	$2,628,090	$4,156,450

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of	As of
	February 28,	February 29,
	2011	2012

Current deferred tax assets:
Accrued payroll	$1,062,994	$1,730,992
Unrealized loss on available-for-sale securities	73,794	108,167
Less: valuation allowance	(53,856)	(109,401)

Current deferred tax assets, net	1,082,932	1,729,758

Non-current deferred tax assets:
Property and equipment	277,290	197,248
Intangible assets	273,324	317,169
Investment loss from discontinued operations (1)	120,528	—
Tax losses carry-forward deferred tax assets	261,031	727,105
Less: valuation allowance	(264,077)	(751,300)

Non-current deferred tax assets, net	668,096	490,222

Non-current deferred tax liabilities:
Intangible assets	85,248	45,881
Accrued ADR income	32,533	110,613

Non-current deferred tax liabilities	$117,781	$156,494

(1)                                 In February 2011, the liquidation of Qianjiang School and Jianli School were completed. Xueersi Network, the parent company of Qianjiang School and Jianli School, recognized $482,112 investment loss in its PRC statutory account. Corresponding tax benefit was realized in the year ended February 29, 2012 after approved by tax authorities.

As of February 29, 2012, tax loss carry-forward amounted to $2,908,420 and would expire by the end of calendar year 2017.  The Company operates its business through its subsidiaries, its VIEs and their subsidiaries.  The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of $860,701 had been established as of February 29, 2012, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Under U.S. GAAP, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary.  However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means.  The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended February 28, 2010, February 28, 2011 and February 29, 2012. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances.  The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent.  Late payment surcharge will be assessed in such case.  The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a “special circumstance”).  The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.  Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2010, 2011 and 2012 to income before income taxes and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net income before provision for income tax	$15,568,272	$27,003,635	$28,470,103
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	3,892,068	6,750,909	7,117,526

Expenses not deductible	289,858	428,150	586,348
Effect of income tax exemptions	(3,070,154)	(6,001,819)	(4,752,840)
Effect of income tax rate difference in other jurisdictions	3,850	1,523,418	670,220
Change in valuation allowance	249,013	(72,568)	535,196

Provision for income tax	$1,364,635	$2,628,090	$4,156,450

If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period for the years ended February 28, 2010, February 28, 2011 and February 29, 2012, the increase in income tax expenses and net income per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Increase in income tax expenses	$3,070,154	$6,001,819	$4,752,840
Net income per common share-basic	$0.09	$0.14	$0.13
Net income per common share-diluted	$0.09	$0.13	$0.13

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.  In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.

All undistributed earnings are presumed to be transferred to the parent company and are subject to withholding tax. However, the Chinese tax authorities clarified that distributions made out of earnings prior to but distributed after January 1, 2008 will not be subject to withholding tax. The aggregate undistributed earnings of the Company’s  subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC that are available for distribution are $50,418,792 and $79,515,168 as of February 28, 2011 and February 29, 2012, respectively. Upon distribution of such earnings, the Company will be subject to PRC taxes, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the aforementioned subsidiaries do not intend to declare dividends to the Company.